Empower International Growth Fund Expense Example - Empower International Growth Fund	Dec. 31, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 86
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,076
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	413
Expense Example, with Redemption, 5 Years	727
Expense Example, with Redemption, 10 Years	$ 1,616